Condensed Financial Information of the Parent Company (Unaudited) (Tables) - Parent Company [Member]	12 Months Ended
Dec. 31, 2022
Condensed Financial Information of the Parent Company (Unaudited) [Abstract]
Schedule of parent company balance sheets
	December 31, 2022	December 31, 2021
ASSETS
CURRENT ASSETS:
Cash	$1,139,015	$3,079,046
Prepayments	222,556	4,701,968
Amount due from related parties	14,080,100	14,083,531
Total current assets	15,441,671	21,864,545

NON-CURRENT ASSET
Investment in subsidiaries and VIEs	48,087,748	25,804,389
Total assets	$63,529,419	$47,668,934

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$21,497,787	$-

SHAREHOLDERS’ EQUITY
Ordinary shares: $0.001 par value, 50,000,000 shares authorized, 22,960,277 and 19,134,277 shares issued and outstanding as of December 31, 2022 and 2021, respectively*	22,960	19,134
Share subscription receivables	(847,086)	(847,086)
Additional paid-in capital	35,678,430	41,792,071
Statutory reserves	1,036,841	916,148
Retained earnings	7,704,538	5,929,043
Accumulated other comprehensive (loss) income	(1,564,051)	(140,376)
Total shareholders’ equity	42,031,632	47,668,934

Total liabilities and shareholders’ equity	$63,529,419	$47,668,934

*	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on February 12, 2020.

Schedule of parent company statement of income (loss) and comprehensive income (loss)
	For the Year Ended December 31,
	2022	2021	2020
INCOME (LOSS) OF SUBSIDIARIES	$2,325,434	$(490,484)	$950,045

COSTS AND EXPENSES
General and Administrative expenses	429,246	447,929	167,749
Total costs and expenses	429,246	447,929	167,749

INCOME (LOSS) FROM OPERATION	1,896,188	(938,413)	782,296

INCOME (LOSS) BEFORE INCOME TAXES	1,896,188	(938,413)	782,296

PROVISION FOR INCOME TAXES		-	-

NET INCOME (LOSS)	1,896,188	(938,413)	782,296

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(1,409,431)	(640,974)	752,828
COMPREHENSIVE INCOME (LOSS)	$486,757	$(1,579,387)	$1,535,124

Schedule of parent company statement of cash flows
	For the Year Ended December 31,
	2022	2021	2020
Cash flows from operating activities:
Net income (loss)	$1,896,188	$(938,413)	$782,296
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries	2,325,434	490,484	(950,045)
Prepayments	(1,940,031)	(4,400,661)	-
Net cash provided by (used in) operating activities	2,281,591	(4,848,590)	(167,749)

Cash flows from financing activities:
Amounts advanced from related parties	(4,221,622)	(10,556,693)	(166,872)
Proceeds from private placement	-	18,465,009	-
Net cash provided by (used in) financing activities	-	7,908,316	(166,872)

Effect of exchange rate change on cash	-	2,444	82

Net (decrease) increase in cash	(1,940,031)	3,062,170	(795)
Cash at beginning of the year	3,079,046	16,876	17,671
Cash at end of the year	$1,139,015	$3,079,046	$16,876